UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Offshore Fund, Ltd.

Address:  Hoplite Offshore Fund, Ltd.
          c/o Goldman Sachs (Cayman) Trust, Limited
          Attn:  Investor Services Department
          Gardenia Court, Suite 3307
          45 Market Street, Camana Bay
          P.O. Box 896, KY1-1103
          Cayman Islands



13F File Number: 028-11652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Director
Phone:    (212) 849-6700


Signature, Place and Date of Signing:

/s/ John T. Lykouretzos         New York, New York         February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

028-10749                       Hoplite Capital Management, LLC
-----------                     -------------------------------------



SK 21787 0004 849385